INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES EXPENSES	The Company’s provision for income tax expenses consisted of:
For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
PRC income tax
Current	$-	$-
Total	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses for the six months ended June 30, 2026 and 2025 presented are as follows:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Loss from operations in mainland China	$(1,055,633)	$(611,878)
Income from operations in Hong Kong and others	21,549,740	(810,704)
Income from operations before income taxes	20,494,107	(1,422,582)
Tax credit at PRC corporate income tax rate of 25%	5,123,527	(355,646)
Non-taxable income non-deductible expenses	(5,275,921)	205,176
Changes in valuation allowance	152,394	150,470
Income tax expenses	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consisted of the following components:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Deferred tax assets
Net operating loss carry-forwards	$346,807	$259,808
Accrued cost and expense	-	36,030
Provision for warranty liability	49,282	21,106
Lease expense	507	492
Less: valuation allowance	(396,596)	(317,436)
Deferred tax assets, net of valuation allowance	$-	$-